Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 1,124,655	$ 176,397	¥ 483,658		¥ 690,400
Impairment loss	¥ 38,573	$ 6,050		$ 0		$ 0